BASIS OF PRESENTATION	9 Months Ended
Dec. 31, 2025
BASIS OF PRESENTATION
BASIS OF PRESENTATION

2. BASIS OF PRESENTATION

(a) Statement of compliance

The Interim Financial Statements have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board (“IFRS® Accounting Standards”) applicable to the preparation of interim financial statements, including International Auditing Standard (“IAS”) 34, Interim Financial Reporting. These Interim Financial Statements do not include all disclosures required for annual audited financial statements. Accordingly, they should be read in conjunction with the notes to the Company’s audited financial statements for the year ended March 31, 2025, which have been prepared in accordance with IFRS® Accounting Standards.

These Interim Financial Statements have been prepared using accounting policies consistent with those used in the Company’s audited financial statements for the year ended March 31, 2025.

Board of Directors of the Company authorized these Financial Statements for issuance on February 18, 2026.

(b) Basis of presentation

These Financial Statements have been prepared on a historical cost basis, except for certain financial instruments classified as fair value through other comprehensive income, which are reported at fair value. In addition, these Financial Statements have been prepared using the accrual basis of accounting, except for cash flow information.

Certain comparative amounts have been reclassified to conform to the presentation adopted in the current period.

(c) New and amended IFRS Accounting Standards pronouncements

Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates

On August 15, 2023, the IASB issued amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates. The amendments provide guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. The amendments are effective for reporting periods beginning on or after January 1, 2025. These amendments do not have a significant impact on the Company’s financial statements.

IFRS 18 Presentation and Disclosures in Financial Statements

On April 9, 2024, the IASB issued IFRS 18 Presentation and Disclosures in Financial Statements. The objective of the new standard is to set out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. The new standard is effective for reporting periods beginning on or after January 1, 2027. Management is currently assessing the impact of the new standard on the Company's interim and annual financial statements.

Amendments to IFRS 9 and IFRS 7

On May 30, 2024, the IASB issued amendments to the classification and measurement of financial instruments to address matters identified during the post-implementation review of the classification and measurement requirements of IFRS 9. The IASB clarified the recognition and derecognition date of certain financial assets and liabilities, and amended the requirements related to settling financial liabilities using an electronic payment system. It also clarified how to assess the contractual cash flow characteristics of financial assets in determining whether they meet the solely payments of principal and interest criterion, including financial assets that have environmental, social and corporate governance-linked features and other similar contingent features. The IASB added disclosure requirements for financial instruments with contingent features that do not relate directly to basic lending risks and costs, and amended disclosures relating to equity instruments designated at fair value through other comprehensive income. The amendments are effective for reporting periods beginning on or after January 1, 2026. Management is currently assessing the impact of the new standard on the Company's interim and annual financial statements.